Securities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Securities	Securities
a)    Securities classified at fair value through profit and loss and at fair value through other comprehensive income are presented in the following table:

	2021		2020
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial assets (i)
At fair value through profit or loss
Available portfolio	56,899,391	56,985,365	49,157,111	49,590,013
Brazilian government bonds	15,577,753	15,582,410	30,752,903	31,129,671
Investment funds	28,520,788	28,520,788	11,216,914	11,221,774
Stocks issued by public-held company	4,768,724	4,768,724	3,802,610	3,802,470
Debentures	4,493,406	4,522,150	1,111,595	1,114,967
Structured transaction certificate	235,794	270,225	485,012	515,960
Bank deposit certificates (ii)	352,770	356,313	371,455	372,329
Agribusiness receivables certificates	573,374	579,224	359,607	363,721
Certificate of real estate receivable	568,347	575,717	97,606	96,930
Financial credit bills	663,236	669,819	81,465	82,209
Others (iv)	1,145,199	1,139,995	877,944	889,982
Investments held in trust accounts	1,194,590	1,194,590	—	—
US government bonds (iii)	1,194,590	1,194,590	—	—
Total	58,093,981	58,179,955	49,157,111	49,590,013

(i)
Financial assets include R$31,921,400 (December 31, 2020 – R$13,387,913) related to Specially Constituted Investment Fund (“FIE”) as presented in Note 23, out of which R$26,336,326 (December 31, 2020 – R$10,625,520) are Investments funds.

(ii)	Bank deposit certificates include R$194,892 (December 31, 2020 – R$111,927) presented as cash equivalents in the statements of cash flows.
(iii)
Related to investments received through IPO transactions derived by XPAC Acquisition Corp. These funds are restricted for use and may only be used for purposes of completing an initial business combination or redemption of public shares as set forth in XPAC Acquisition Corp. trust agreement.

(iv)	Mainly related to securities loaned.
b)    Securities at fair value through other comprehensive income are presented in the following table

	2021		2020
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial assets
At fair value through other comprehensive income (i)
National treasury bill	32,725,011	31,868,878	19,011,499	19,039,044
Bonds	458,755	463,499	—	—
Total	33,183,766	32,332,377	19,011,499	19,039,044

(i)
Includes expected credit losses in the amount of R$7,527 (December 31,2020 – R$8,855). The reconciliation of gross carrying amount and the expected credit loss segregated by stages are presented in the Note 14.

c)    Securities evaluated at amortized cost are presented in the following table:

	2021		2020
	Gross carrying amount	Book value	Gross carrying amount	Book value

Financial assets
At amortized cost (i)
Bonds	1,871,273	1,868,776	1,829,791	1,828,704
Rural product note	328,638	328,638	—	—
Debentures	41,393	41,393	—	—
Total	2,241,304	2,238,807	1,829,791	1,828,704

(i)
Include expected credit losses in the amount of R$2,497 (December 31,2020 – R$1,087). The reconciliation of gross carrying amount and the expected credit losses segregated by stages are presented in the Note 14.

d)    Securities on the financial liabilities classified at fair value through profit or loss are presented in the following table:

	2021		2020
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial liabilities
At fair value through profit or loss
Securities loaned	2,146,398	2,146,398	2,237,442	2,237,442
e)    Debentures designated at fair value through profit or loss are presented in the following table:
On May 6, 2021, XP Investimentos, issued non-convertible Debentures, in the aggregate amount of R$500,018, with the objective of funding the Group’s working capital for the construction of our new headquarters “Vila XP” at São Roque, State of São Paulo and designated this instrument as fair value through profit or loss in order to align it with the Group’s risk management and investment strategy. The principal amount is due on April 10, 2036. The accrued interest is payable every month from the issuance date and is calculated based on the IPCA (brazilian inflation index) plus 5%p.a.

	2021		2020
	Gross carrying amount	Fair value	Gross carrying amount	Fair Value

Financial liabilities
At fair value through profit or loss
Debentures	536,881	518,804	—	—
Unrealized gains/(losses) due to own credit risk for liabilities for which the fair value option has been elected are recorded in other comprehensive income. Gain/(losses) due to own credit risk were not material for the period ended of December 31, 2021.
Determination of own credit risk for items for which the fair value option was elected
The debenture’s own credit risk is calculated as the difference between its yield and its benchmark rate for similar Brazilian federal securities.
e.1)    Difference between aggregate fair value and aggregate remaining contractual principal balance outstanding
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of December 31, 2021 for instruments for which the fair value option has been elected.

			2021
	Contractual principal outstanding	Fair value	Fair value/(under) contractual principal outstanding
Long-term debt
Debentures	536,881	518,804	(18,077)
f)    Below is presented the securities classified by maturity:

	Assets		Liabilities
	2021	2020	2021	2020

Financial assets
At fair value through PL and at OCI
Current	47,431,624	34,572,107	2,146,398	2,237,442
Non-stated maturity	31,425,792	15,246,105	2,146,398	2,237,442
Up to 3 months	4,556,261	794,025	—	—
From 3 to 12 months	11,449,571	18,531,977	—	—

Non-current	43,088,235	34,065,805	518,804	—
After one year	43,088,235	34,065,805	518,804	—

Evaluated at amortized cost
Current	1,891,889	1,829,791	—	—
Up to 3 months	1,698,760	1,623,487	—	—
From 3 to 12 months	193,129	206,304	—	—

Non-current	349,415	—	—	—
After one year	349,415	—	—	—

Total	92,761,163	70,467,703	2,665,202	2,237,442
The reconciliation of expected loss to financial assets at amortized cost – securities segregated by stage according with to IFRS 9 is demonstrated in Note 14.
Loan operations
Following are the breakdown of the carrying amount of loan operations by class, sector of debtor, maturity and concentration:

Loans by type	2021	2020

Pledged asset loan
Retail	7,296,172	2,698,018
Corporate	1,887,649	946,008
Credit card	2,605,598	51,270
Non-pledged loan
Retail	117,032	116,978
Corporate	937,586	113,155
Total Loans operations	12,844,037	3,925,429
Expected Credit Loss (Note 14(b))	(24,410)	(7,101)
Total loans operations, net of Expected Loss	12,819,627	3,918,328

By maturity	2021	2020

Due in 3 months or less	2,539,387	160,918
Due after 3 months through 12 months	2,081,563	580,183
Due after 12 months	8,223,087	3,184,328
Total Loans operations	12,844,037	3,925,429

By concentration	2021	2020

Largest debtor	227,229	150,040
10 largest debtors	1,162,802	726,904
20 largest debtors	1,721,591	1,043,583
50 largest debtors	2,793,814	1,521,310
100 largest debtors	3,899,644	1,885,614
XP Inc offers loan products through Banco XP to its customers. The loan products offered to its customers are fully collateralized by customers’ investments on XP platform and credit product strictly related to investments in structured notes, in which the borrower is able to operate leveraged, retaining the structured note itself as guarantee for the loan.
Certain loans operations originated by the collateralized credit have insignificant risk of loss, which resulted in no expected credit loss being recognized in accordance with the Group's expected credit loss model at December 31, 2020 for financial assets with a book value of R$297,443. At December 31, 2021 expected credit losses were recognized in relation to all financial assets.
The reconciliation of gross carrying amount and the expected credit loss in loan operations segregated by stage according with IFRS 9 is included in Note 14. These stages are periodically reassessed in accordance with XP Inc.’s credit risk policy.